Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Apr. 03, 2015
Computer Sciences GS Business
Entity Information [Line Items]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consist of the following:

	As of
	April 3, 2015	March 28, 2014
Deferred contract costs	$55,110	$42,004
Maintenance	27,842	32,689
Rent	5,267	5,633
Other	4,446	7,593
Total prepaid expenses and other current assets	$92,665	$87,919